Balance Sheet Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Prepaid Expenses
Prepaid Insurance	$ 10,069	$ 7,098
Other	4,261	2,623
Prepaid expenses	14,330	9,721
Other Current Assets
Fuel Tax Receivable	2,152	1,799
Other	1,064	1,644
Other current assets	3,216	3,443
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	8,914	8,483
Dividends Payable	13,480	14,096
Insurance	11,630	9,111
Wages and Benefits	8,729	5,175
Class B Shares	7,681	5,356
Taxes Payable	1,586	1,259
Deferred Revenue	621	655
Accrued Fixed Assets	306	20,983
Other	2,317	2,278
Accrued expenses and other current liabilities	55,264	67,396
Other Liabilities
Insurance	18,522	16,756
Other	1,499	676
Other liabilities	$ 20,021	$ 17,432